SCHEDULE OF WARRANTS AND COMPENSATION OPTIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Fair value of expired warrants issued on public offering, Historical Fair value		$ 1.77	$ 6.15	$ 7.10
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance		2,349,318	3,512,171	3,021,353
Warrants and Compensation Options, Historical Fair value Ending Balance		$ 670,115	$ 5,905,642	$ 5,328,455
Fair value of warrant issued on private placement, Historical Average Exercise Price		$ 1.00		$ 1.17
Fair value of warrant issued on private placement, Number of Warrants/Compensation options		11,804,753		563,318
Fair value of warrant issued on private placement, Historical Fair value		$ 11,764,359		$ 656,734
Warrants and Compensation Options, Historical Fair value Beginning Balance		$ 0.74	$ 3.27	$ 3.90
Historical fair value assigned to warrants exercised, Number of Warrants/Compensation options		(1,680,395)	(2,364,066)	(72,500)
Historical fair value assigned to warrants exercised, Historical Fair value		$ (1,260,170)	$ (4,418,783)	$ (79,547)
Fair value of expired warrants, Historical Average Exercise Price		$ 1.17	$ 4.50
Fair value of expired warrants, Number of Warrants/Compensation options		(14,250)	(584,787)
Fair value of expired warrants, Historical Fair value		$ (16,616)	$ (816,744)
Fair value of expired warrants issued on public offering, Historical Average Exercise Price
Fair value of expired warrants issued on public offering, Number of Warrants/Compensation options			1,786,000
Warrants and Compensation Options, Historical Average Exercise Price Ending Balance		1.05
Other warrants issued on private placements, Historical Fair value Beginning Balance	[1]
Other warrants issued on private placements, Number of Warrants/Compensation options	[1]	8,111,112
Other warrants issued on private placements, Historical Fair value	[1]
Other warrants exercised, Historical Fair value	[1]
Other warrants exercised, Number of Warrants/Compensation options	[1]	(1,598,200)
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance		18,972,338	2,349,318	3,512,171
Warrants and Compensation Options, Historical Fair value Ending Balance		$ 11,157,688	$ 670,115	$ 5,905,642

[1]	The fair value of these warrants is included in derivative warrant liability. (Note 10)